Average Annual Total Returns{- Dynamic Capital Appreciation Portfolio} - 02.28 VIP Dynamic Capital Appreciation Portfolio Initial/Service/Service Class 2 PRO-09 - Dynamic Capital Appreciation Portfolio
	VIP Dynamic Capital Appreciation Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Dynamic Capital Appreciation Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Dynamic Capital Appreciation Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Dynamic Capital Appreciation Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Dynamic Capital Appreciation Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Dynamic Capital Appreciation Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Dynamic Capital Appreciation Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Dynamic Capital Appreciation Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Dynamic Capital Appreciation Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	33.61%	16.07%	14.63%	33.48%	15.96%	14.53%	33.34%	15.79%	14.35%	18.40%	15.22%	13.88%